Intangibles Assets, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total annual intangible asset amortization expense
Finite-lived intangible assets (net of accumulated amortization)	$ 75	$ 89
Accumulated amortization	163	143
Capitalized software (net of accumulated amortization)	84	79
Accumulated amortization - capitalized software	129	87
Total intangible assets, net	2,462	1,934
Amortization of Intangible Assets	220	104	$ 39
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	208
2019	195
2020	184
2021	175
2022	169
Thereafter	1,500
Rexam
Total annual intangible asset amortization expense
Finite-lived intangible assets (net of accumulated amortization)	2,303	1,766
Accumulated amortization	246	62
Amortization of Intangible Assets	$ 162	$ 65